PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	December 31,
	2019	2020
	(U.S. $ in thousands)
Property and equipment, net:
Cost:
Furniture and fixtures	$1,640	$1,883
Computers and software	4,328	4,731
Leasehold improvements	668	907
Electronic equipment	2,129	2,374
	8,765	9,895
Less - Accumulated depreciation	4,588	5,393
	$4,177	$4,502